Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,885,457	$ 3,878,435	$ 3,840,352
Less: accumulated depreciation	(3,313,879)	(3,304,457)	(3,314,471)
Property and equipment, net	571,578	573,978	525,881
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	364,527	361,193	400,091
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,227,803	2,226,687	2,235,061
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,117,813	1,116,789	1,013,376
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 175,314	$ 173,766	$ 191,824